Equity - Additional Information (Details)	1 Months Ended		6 Months Ended
	Dec. 31, 2025	Mar. 31, 2021 $ / shares shares	Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercise term	5 years		5 years
Warrant reserve
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares) | shares		15,027,327
Warrant exercise price per share (in australian dollar per shares)		$ 2.86
Warrant exercise term		7 years
Share price, minimum consecutive day		45 days
Warrant reserve | Bottom of range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants (in australian dollar per shares)		4.32